Equity (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Feb. 28, 2022	May 31, 2021	May 31, 2020
Common Stock, Shares Issued		553,024,616	537,774,616	537,774,616
Fair Value Of Common Stock Issued		$ 92,000
Additional Shares Issued		10,000,000
Issuance Of Convertible Notes		$ 275,000
Common Stock, Shares Outstanding		553,024,616	537,774,616	537,774,616
Common Stock, Par Value (in Dollars Per Share)		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized		1,500,000,000	1,500,000,000	1,500,000,000
Common Shares Issued On Conversion		5,250
Vista Capital [Member]
Number Of Warrants Granted	1,000,000
Amount Of Interest Owed	$ 12,222
Fair Value Of Warrants	29,000
Loss On Settlement Of Debt	$ 16,778
Number Of Warrants Exercisable Into Common Stock	1,000,000		92,332,564
Term Of Warrants Exercisable	five years
Exercise Price Of Warrants Exercisable	$ 0.05		$ 0.00011
Series A Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued		1,940,153	1,940,153	1,940,153
Preferred Stock, Shares Outstanding		1,940,153	1,940,153	1,940,153
Preferred Stock Voting Rights			Series A Preferred Stock has voting rights equal to 1,000 votes for each 1 share of common stock owned.
Series B Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		150,000	150,000	150,000
Preferred Stock, Shares Issued		150,000	150,000	150,000
Preferred Stock, Shares Outstanding		150,000	150,000	150,000
Preferred Stock, Conversion Ratio			The Series B Preferred Stock converts into common stock at a ratio of 1:1,000. However, the Series B Preferred Stock may not be converted for a period of 12 months from the date of issue.
Series C preferred stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)		$ 1.00	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized		250,000	250,000	250,000
Preferred Stock, Shares Issued		250,000	250,000	250,000
Preferred Stock, Shares Outstanding		250,000	250,000	250,000
Preferred Stock, Conversion Ratio			The Preferred Stock can be converted to common stock, at a conversion rate of 66 common shares for each preferred stock.
Series D Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued		6,000,000	6,350,000	6,350,000
Preferred Stock, Shares Outstanding		6,000,000	6,350,000	6,350,000
Preferred Stock, Conversion Ratio			Beginning January 1, 2017, each holder of shares of Series D Preferred Stock may, at any time and from time to time, convert each of its shares of Series D Preferred Stock into a 15 of fully paid and nonassessable shares of common stock.
Preferred Stock, Par Value		$ 5,250
Shares Converted		350,000
Common Shares Issued On Conversion		5,250,000
Preferred Stock, Share Issued		6,000,000	6,350,000
Series E Preferred Stock [Member]
Preferred Stock, Par Value (in Dollars Per Share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		15,000,000	15,000,000	15,000,000
Preferred Stock, Shares Issued		14,989,500	14,989,500	14,989,500
Preferred Stock, Shares Outstanding		14,989,500	14,989,500	14,989,500
Preferred Stock, Conversion Ratio			Series E Preferred Stock is convertible into ten (10) shares of common stock. From October 1, 2016 to October 1, 2018, holders of Series E Preferred Stock may at any time convert to shares of common stock, thereafter, the Company may elect to convert any outstanding stock at any time without notice to the shareholders.